Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	$ (189)
Deferred tax (charge) credit attributable to shareholders' returns	60
Tax (charge) credit attributable to shareholders' returns	(129)	$ (1)
Tax charge attributable to policyholders:
Total tax (charge) credit	(66)	(285)
Total current tax (charge) credit	(258)
Total deferred tax (charge) credit	63
Total tax (charge) credit	(195)	(286)
Operating segments | Asia
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	(103)
Deferred tax (charge) credit attributable to shareholders' returns	(127)
Tax (charge) credit attributable to shareholders' returns	(230)	(244)
Tax charge attributable to policyholders:
Current tax to attributable policyholders	(69)
Deferred tax attributable to policyholders	3
Total tax (charge) credit	(66)	(285)
Operating segments | US
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	(70)
Deferred tax (charge) credit attributable to shareholders' returns	183
Tax (charge) credit attributable to shareholders' returns	113	143
Unallocated to a segment (Other operations)
Tax charge attributable to shareholders:
Current tax (charge) credit attributable to shareholders' returns	(16)
Deferred tax (charge) credit attributable to shareholders' returns	4
Tax (charge) credit attributable to shareholders' returns	$ (12)	$ 100